CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ 33,135,116	$ 4,772,449	¥ 696,338,805	¥ (93,145,437)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for doubtful accounts	1,548,077	222,969	1,641,596	927,921
Depreciation and amortization	668,018,253	96,214,641	474,721,487	287,443,066
Amortization of debt issuance costs and discounts	17,372,579	2,502,172	816,082
Share-based compensation	16,040,947	2,310,377	13,983,246	12,681,141
Gain from waiver of warrants			(16,869,935)
Gain from sale of cost method investment			(803,059,728)
Deferred taxes	(2,489,648)	(358,584)
Foreign currency exchange (gain) loss, net	11,608,634	1,671,991
Changes in operating assets and liabilities:
Accounts receivable	(35,008,430)	(5,042,263)	(69,327,865)	(48,885,379)
Receivables due from a related party	5,611,366	808,205	(7,346,590)	(20,665)
Prepaid expenses and other assets	(251,622,358)	(36,241,158)	(166,490,292)	(116,446,846)
Income taxes payable	(84,281,714)	(12,139,092)	81,996,755	(42,601)
Accounts payable	8,750,324	1,260,309	2,449,643	(1,066,923)
Payables due to a related party	5,329,696	767,636	10,082,871	671,043
Accrued expenses and other current liabilities	26,731,063	3,850,075	77,754,819	784,966
Net cash provided by operating activities	420,743,905	60,599,727	296,690,894	42,900,286
Cash flows from investing activities:
Purchase of property and equipment	(3,687,792,595)	(531,152,613)	(2,183,382,209)	(1,327,734,145)
Purchase of intangible assets	(12,779,230)	(1,840,592)	(6,850,853)	(8,269,009)
Proceeds from disposal of property and equipment	410,717,362	59,155,603	241,754,708	90,345,645
Cash paid for cost method investment				(153,820,000)
Proceeds from waiver of warrants			18,409,199
Proceeds from sale of cost method investment, net of related transaction costs			954,428,056
Cash paid relating to other investing activities			(2,090,288)
Increase in restricted cash	(38,874,782)	(5,599,133)	(14,185,928)	(162,510,840)
Cash paid for a business combination, net of cash acquired	(3,229,998)	(465,216)
Cash paid for loans to a third party	(50,000,000)	(7,201,498)
Net cash used in investing activities	(3,381,959,243)	(487,103,449)	(991,917,315)	(1,561,988,349)
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares				154,338,750
Payment of convertible redeemable preferred shares issuance costs				(859,771)
Proceeds from exercise of warrants				50,705,282
Proceeds from exercise of share options	25,431,373	3,662,880	4,891,204
Proceeds from borrowings from third parties	2,142,363,443	308,564,517	704,095,594	945,005,566
Proceeds from borrowings from a related party			300,000,000
Repayment of borrowings to third parties	(1,166,755,309)	(168,047,718)	(741,253,447)	(286,620,041)
Repayment of borrowings to a related party	(200,000,000)	(28,805,992)
Proceeds from issuance of Senior Notes, net of issuance costs
Payment for IPO issuance costs			(20,656,597)
Payment of professional fees for issuance of Senior Notes	(2,740,945)	(394,778)
Net cash provided by financing activities	798,298,562	114,978,909	2,281,227,000	1,813,948,044
Effect of exchange rate changes on cash and cash equivalents	82,346,911	11,860,422	97,880,059	614,312
Net increase (decrease) in cash and cash equivalents	(2,080,569,865)	(299,664,391)	1,683,880,638	295,474,293
Cash and cash equivalents-beginning of year	2,610,088,382	375,930,921	926,207,744	630,733,451
Cash and cash equivalents-end of year	529,518,517	76,266,530	2,610,088,382	926,207,744
Supplemental disclosure for cash flow information
Cash paid for interest	206,010,610	29,671,700	115,018,836	77,356,571
Cash paid for income taxes	93,382,333	13,449,854	5,491,235	1,954,258
Supplemental disclosure of non-cash investing and financing activities:
Sales of property and equipment included in receivables	127,915,314	18,423,637	20,366,352	22,715,893
Changes in vehicle purchase deposits	204,195,008	29,410,199	42,543,272	55,011,769
Accrued IPO issuance costs				20,656,597
Accounts payable for purchase of property, plant and equipment	163,190,564	23,504,330	777,961,654
Accrued professional fees for issuance of Senior Notes			2,740,945
Subscription receivables related to share option exercises			197,816
Class A Common Shares | Private placements
Cash flows from financing activities:
Proceeds from issuance of Class A common shares in private placement, net of issuance costs			792,860,341
Class A Common Shares | IPO
Cash flows from financing activities:
Proceeds from issuance of Class A common shares in private placement, net of issuance costs				306,934,945
Proceeds from issuance of Class A common shares in IPO, net of issuance costs				644,443,313
Class B Common Shares
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares to common shares				¥ 2,678,292,288